DERIVATIVE INSTRUMENTS AND HEDGES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments
The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2012		December 31, 2011
(Dollars in thousands)	MMBtu's	Fair Value Assets/(Liabilities)	MMBtu's	Fair Value Assets/(Liabilities)
Derivative contracts designated as hedging instruments
Fixed price energy swaps
Notional amount	—		2,988,107
Accrued liabilities		$—		$(3,803)
Other liabilities		—		(877)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps
Notional amount	6,194,726		4,891,187
Prepaid expenses and other assets		$20		$—
Intangibles and other assets, net		29		—
Accrued liabilities		(3,909)		(6,244)
Other liabilities		(225)		(1,419)

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations
The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI			Loss Reclassified from Accumulated OCI(1)
	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010	2012	2011	2010
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(1,365)	$(5,188)	$(9,466)	$(283)	$(2,838)	$(8,505)
Interest rate swaps, receive-variable, pay fixed				—	—	(281)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps				$(5,573)	$—	$—
Net losses of $0.3 million at December 31, 2012, are expected to be reclassified from Accumulated OCI into earnings within the next 12 months.
(1)    Loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.

	Loss Recognized on Derivatives
	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(50)	$(1,189)	$(1,053)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps	$(2,973)	$(8,643)	$—
Loss recognized on derivatives is included in Cost of products sold.